Sales - Schedule of Current Deferred Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Deferred Revenue [Abstract]
Balance, Beginning of Period	$ 27,049	$ 25,543	$ 79,718	$ 363,787
Additions	6,183	4,771	17,549	45,180
Deductions	21,021	3,265	71,724	329,249
Balance, End of Period	$ 12,211	$ 27,049	$ 25,543	$ 79,718